UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2012

Item 1. Reports to Stockholders

Fidelity®

New York Municipal Income
Fund

Semiannual Report

July 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class A	.78%
Actual		$ 1,000.00	$ 1,026.30	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.92
Class T	.73%
Actual		$ 1,000.00	$ 1,027.30	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.23	$ 3.67
Class B	1.40%
Actual		$ 1,000.00	$ 1,023.90	$ 7.04
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.02
Class C	1.55%
Actual		$ 1,000.00	$ 1,022.40	$ 7.79
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.77
New York Municipal Income	.47%
Actual		$ 1,000.00	$ 1,028.60	$ 2.37
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.36
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,027.60	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 2.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	23.9	22.8
General Obligations	22.8	24.1
Transportation	14.3	13.3
Education	10.1	10.7
Water & Sewer	9.8	10.3
Weighted Average Maturity as of July 31, 2012
		6 months ago
Years	5.7	5.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2012
6 months ago
Years	7.1	7.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of July 31, 2012	As of January 31, 2012
AAA 14.6%	AAA 15.1%
AA,A 77.7%	AA,A 75.1%
BBB 4.2%	BBB 5.5%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 0.2%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 3.1%	Short-Term Investments and Net Other Assets 3.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.9%
	Principal Amount (000s)	Value (000s)
New York - 91.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,467
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,499
5% 12/1/22	1,000	1,238
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.) Series 2007 A1, 5% 8/1/12	500	500
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	5,950	6,516
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,000	5,476
5.75% 5/1/23 (Pre-Refunded to 5/1/14 @ 100)	9,620	10,535
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	2,000	2,190
5.75% 5/1/26 (Pre-Refunded to 5/1/14 @ 100)	8,985	9,840
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,795
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	4,169
5.75% 5/1/14 (Pre-Refunded to 5/1/13 @ 100)	1,000	1,041
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Pre-Refunded to 2/1/13 @ 100)	3,485	3,574
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,056
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,794
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A, 5% 2/1/14	1,035	1,090
Series 2009 B, 5.25% 2/1/39	1,200	1,308
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,181
5.25% 7/1/18	1,090	1,275
5.25% 7/1/19	1,100	1,296
5.75% 7/1/39	6,500	7,189
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	7,259
5.75% 2/15/47	14,685	17,222
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	923
Series 2006 A, 5.25% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,780	20,430
Series 2006 E, 5% 12/1/17	10,000	11,685
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series 2009 A:
5.75% 4/1/39	$ 6,500	$ 7,585
6.25% 4/1/33	1,655	2,043
Series 2012 B:
5% 9/1/25	4,000	4,772
5% 9/1/26	10,000	11,891
5% 9/1/27	10,000	11,824
Madison County Cap. Resource Corp. Rev.:
(Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,678
5% 7/1/25	1,000	1,187
5% 7/1/26	1,150	1,357
5% 7/1/27	1,630	1,914
5% 7/1/28	1,015	1,187
(Colgate Univ. Proj.) 5% 7/1/23	1,000	1,238
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	3,000	3,223
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,011
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005, 5% 8/1/13	1,650	1,716
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,004
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,638
5% 7/1/22	5,500	6,340
New York City Gen. Oblig.:
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110	6,410
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100)	45	47
Series 2005 O, 5% 6/1/22	5,000	5,568
Series 2006 A, 5% 8/1/19	3,000	3,384
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,714
Series 2008 A1, 5.25% 8/15/27	15,000	17,899
Series 2008 D1, 5.125% 12/1/23	5,000	5,897
Series 2012 A, 5% 8/1/24	2,400	2,924
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2012 E, 5% 8/1/22	$ 22,920	$ 28,570
Series 2012 F, 5% 8/1/23	11,000	13,626
Series 2012 G1, 5% 4/1/25	4,300	5,263
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,852
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	3,154
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	10,287
(Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,261
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,405	2,107
Series 2003 E, 5% 6/15/34	2,000	2,076
Series 2005 D:
5% 6/15/37	16,090	17,631
5% 6/15/38	20,050	21,929
5% 6/15/39	3,755	4,095
5% 6/15/39	2,800	3,053
Series 2007 DD, 4.75% 6/15/36	1,000	1,075
Series 2008 AA, 5% 6/15/27	10,000	11,560
Series 2009 A, 5.75% 6/15/40	10,025	12,047
Series 2009 C, 5% 6/15/44	2,700	3,079
Series 2009 DD, 6% 6/15/40	1,115	1,376
Series 2009 EE, 5.25% 6/15/40	8,500	9,718
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,771
Series 2009 GG, 5.25% 6/15/40	10,000	11,433
Series 2009 GG1, 5.25% 6/15/32	5,000	5,828
Series 2011 EE:
5.375% 6/15/40	2,310	2,717
5.375% 6/15/43	20,035	23,532
5.5% 6/15/43	4,375	5,179
Series 2012 BB, 5.25% 6/15/44	2,330	2,714
Series 2012 CC, 5% 6/15/45	8,000	9,122
Series 2012 FF:
5% 6/15/23	6,505	8,145
5% 6/15/24	7,000	8,695
Series GG, 5% 6/15/43	2,700	3,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	$ 3,000	$ 3,220
Series 2008 S1, 5% 1/15/34	10,000	10,951
Series 2009 S1:
5.5% 7/15/31	5,000	5,815
5.5% 7/15/38	2,900	3,333
5.625% 7/15/38	2,900	3,353
Series 2009 S2, 6% 7/15/38	7,500	8,825
Series 2009 S3:
5.25% 1/15/26	1,000	1,197
5.25% 1/15/39	6,100	6,816
5.375% 1/15/34	13,435	15,344
Series 2009 S4:
5.5% 1/15/34	1,000	1,169
5.5% 1/15/39	6,700	7,752
5.75% 1/15/39	2,900	3,398
Series 2009 S5, 5.25% 1/15/39	10,180	11,375
Series 2012 S1 A, 5.25% 7/15/37	11,500	13,371
Series S1, 5% 7/15/28	9,000	10,778
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,862
Series 2004 B, 5% 8/1/32	5,000	5,144
Series 2004 C:
5% 2/1/28	15,000	15,816
5% 2/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,350	7,680
Series 2011 A:
5% 11/1/23	2,000	2,487
5.5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	6,825
Series A, 5.375% 11/15/21 (Pre-Refunded to 11/15/12 @ 100)	1,100	1,116
5% 2/1/31	19,515	19,826
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	510	522
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100)	2,810	2,949
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	25,515
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	23,500	24,509
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	7,143
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.: - continued
Series 2012 A, 5% 5/15/23	$ 2,400	$ 2,977
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	5,071
5% 12/15/31	10,000	11,347
Series 2006 D:
5% 3/15/20	3,500	4,108
5% 3/15/36	3,320	3,695
Series 2007 A:
5% 3/15/32	3,700	4,144
5% 3/15/37	1,700	1,872
Series 2008 A, 5% 3/15/24	5,000	5,901
Series 2008 B:
5.25% 3/15/38	1,500	1,734
5.75% 3/15/36	10,500	12,519
Series 2009 A:
5% 2/15/34	15,500	18,035
5% 2/15/39	20,355	22,921
5.25% 2/15/23	7,940	9,687
Series 2011 A, 5% 3/15/21	10,000	12,543
Series 2012 A:
5% 12/15/20	3,950	4,959
5% 12/15/23	10,000	12,646
5% 12/15/24	10,000	12,562
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	1,630	1,660
5.75% 7/1/13 (AMBAC Insured)	820	835
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560	1,705
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,097
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,408
5% 7/1/37	6,000	6,931
Series 2009 A:
5% 7/1/22	445	541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Cornell Univ. Proj.): - continued
Series 2009 A: - continued
5% 7/1/23	$ 1,315	$ 1,583
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,294
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	2,058
5% 7/1/17	2,080	2,396
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,536
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	16,105
5.5% 5/15/21 (AMBAC Insured)	10,000	12,450
5.5% 5/15/28	2,700	3,536
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	905	943
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,011
5% 7/1/14	1,510	1,640
5% 7/1/16	1,130	1,310
5% 7/1/20	5,435	6,106
Series 2007 B, 5.25% 7/1/24	100	113
Series 2011 A:
5.75% 7/1/31	4,000	4,735
6% 7/1/40	4,000	4,698
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,065
Series 2008 A, 5.25% 7/1/48	11,930	13,305
Series 2008 B, 5.25% 7/1/48	8,000	8,922
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	9,231
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,278
5% 5/1/21	1,315	1,484
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,649
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,160
6.125% 12/1/29	1,000	1,102
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,182
5% 7/1/21	1,500	1,764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	$ 15,000	$ 16,980
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	10,912
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,498
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,621
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	504
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,446
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	20,343
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,519
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,638
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,335
5.5% 3/1/39	2,500	2,773
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,511
5% 7/1/39	19,005	20,671
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,926
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,136
6% 7/1/15	1,160	1,201
6% 7/1/16	1,230	1,272
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	45	45
5.375% 7/1/17 (AMBAC Insured)	20	20
Series 1:
4% 7/1/21	1,000	1,153
5% 7/1/21	1,000	1,234
5% 7/1/23	1,350	1,659
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	30,512
Series 2002 B:
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,799
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,644
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,345	$ 3,676
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,910
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,007
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,265
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	3,000	3,606
Series 2010 A:
5% 7/1/19	1,500	1,729
5% 7/1/21	7,000	8,086
5% 7/1/22	6,000	6,862
Series 2010, 5% 7/1/41	12,000	13,733
Series 2011 A:
5% 5/1/18	1,000	1,176
5% 5/1/20	5,590	6,681
5% 5/1/21	3,140	3,769
5% 5/1/22	2,350	2,789
Series A, 5.75% 7/1/18	5,000	5,761
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2003 I, 5% 6/15/24	2,000	2,076
Series 2004 F, 5% 6/15/34	4,825	5,113
Series 2004 D, 5% 2/15/34	12,150	12,940
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series E, 6.5% 6/15/14	20	20
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	570	584
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	11,353
New York Liberty Dev. Corp. Lib (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	10,000	11,194
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	13,773
Series 2009 A:
5.5% 11/15/39	10,400	11,644
5.625% 11/15/39	6,000	6,760
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.: - continued
Series 2009 B, 5% 11/15/34	$ 19,560	$ 21,979
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,153
Series 2003 A, 5.5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	6,227
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,222
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,466
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,472
Series 2005 G, 5% 11/15/21	3,200	3,824
Series 2007 B:
5% 11/15/26	8,185	9,157
5% 11/15/28	2,235	2,450
Series 2008 A, 5.25% 11/15/36	15,000	16,354
Series 2008 C, 6.5% 11/15/28	9,670	12,445
Series 2011 A:
5% 11/15/18	1,000	1,203
5% 11/15/22	1,500	1,806
Series 2011 D:
5% 11/15/20	2,000	2,430
5% 11/15/24	6,590	7,797
5% 11/15/25	5,000	5,876
Series 2012 D, 5% 11/15/25 (a)	20,000	23,828
Series 2012 E, 5% 11/15/20	3,165	3,846
5.5% 11/15/18	2,000	2,303
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,767
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,783
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (b)	2,800	2,923
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(c)	11,800	11,828
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,822
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	3,065
5.25% 1/1/27	6,570	7,309
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev.: - continued
Series 2007 H:
5% 1/1/21	$ 5,755	$ 6,720
5% 1/1/25	13,000	14,890
5% 1/1/26	4,000	4,518
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17	9,660	11,041
5.5% 4/1/20 (AMBAC Insured)	27,375	34,705
Series 2007 B, 5% 4/1/27	6,750	7,562
New York Thruway Auth. Personal Income Tax Rev.:
Series 2007 A:
5.25% 3/15/24	4,180	4,999
5.25% 3/15/25	8,000	9,529
5.25% 3/15/26	12,080	14,349
Series 2010 A, 5% 3/15/21	10,000	12,449
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,925
Series 2011 A2:
5% 4/1/21	2,385	2,964
5% 4/1/23	6,000	7,318
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,838
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	5,240
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	7,092
5% 1/1/24 (FSA Insured)	5,975	6,890
Series 2011 A, 5% 3/15/22	10,000	12,408
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	112
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,146
7.5% 3/1/17 (Escrowed to Maturity)	100	131
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,339
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	$ 1,000	$ 1,044
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,599
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	726
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,106
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22 (Pre-Refunded to 11/1/12 @ 100)	4,305	4,366
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,386
5.25% 6/1/22 (AMBAC Insured)	8,070	8,392
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260	261
5.5% 6/1/19	4,600	4,798
Series 2003 B, 5.5% 6/1/18	415	417
Series 2003B 1C:
5.5% 6/1/19	13,620	14,205
5.5% 6/1/20	16,000	16,686
5.5% 6/1/21	12,070	12,587
5.5% 6/1/22	9,700	10,113
Series 2011, 5% 6/1/16	16,215	18,678
Triborough Bridge & Tunnel Auth. Revs. (MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,917
Series 2007 A, 5% 11/15/27	6,410	7,387
Series 2008 A:
5% 11/15/37	22,500	25,253
5.25% 11/15/38	14,500	16,500
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,000	5,632
5.125% 9/1/40	8,055	8,921
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,367
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	$ 1,130	$ 1,303
6% 6/1/41	5,000	5,688
		1,874,291
New York & New Jersey - 3.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000	3,011
136th Series, 5.25% 11/1/16 (c)	4,510	4,875
141st Series:
5% 9/1/18 (c)	6,045	6,650
5% 9/1/21 (CIFG North America Insured) (c)	4,600	4,977
147th Series, 5% 10/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,000	5,838
163rd Series, 5% 7/15/35	25,000	28,494
166th Series, 5% 1/15/41	5,400	6,140
85th Series, 5.375% 3/1/28	6,280	8,024
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,000	5,541
		73,550
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,095
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,142
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,707
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,658
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,562
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,131
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 33,500	$ 6,948
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	271
0% 8/1/47 (AMBAC Insured)	2,400	350
Series 2009 A, 6% 8/1/42	2,900	3,289
		29,297
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,431
5% 10/1/17	2,750	3,071
		7,502
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $1,832,113)	1,984,640
NET OTHER ASSETS (LIABILITIES) - 3.1%	63,433
NET ASSETS - 100%	$ 2,048,073
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Special Tax	23.9%
General Obligations	22.8%
Transportation	14.3%
Education	10.1%
Water & Sewer	9.8%
Health Care	5.5%
Electric Utilities	5.3%
Others* (Individually Less Than 5%)	8.3%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,832,113)		$ 1,984,640
Cash		69,822
Receivable for fund shares sold		490
Interest receivable		19,862
Other receivables		21
Total assets		2,074,835

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 22,988
Payable for fund shares redeemed	1,010
Distributions payable	1,601
Accrued management fee	618
Distribution and service plan fees payable	44
Other affiliated payables	459
Other payables and accrued expenses	42
Total liabilities		26,762

Net Assets		$ 2,048,073
Net Assets consist of:
Paid in capital		$ 1,894,411
Undistributed net investment income		119
Accumulated undistributed net realized gain (loss) on investments		1,016
Net unrealized appreciation (depreciation) on investments		152,527
Net Assets		$ 2,048,073

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($49,403 ÷ 3,602.8 shares)	$ 13.71

Maximum offering price per share (100/96.00 of $13.71)	$ 14.28
Class T: Net Asset Value and redemption price per share ($8,374 ÷ 610.1 shares)	$ 13.73

Maximum offering price per share (100/96.00 of $13.73)	$ 14.30
Class B: Net Asset Value and offering price per share ($3,294 ÷ 240.2 shares)A	$ 13.71

Class C: Net Asset Value and offering price per share ($36,359 ÷ 2,651.5 shares)A	$ 13.71

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,931,550 ÷ 140,812.9 shares)	$ 13.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,093 ÷ 1,393.3 shares)	$ 13.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended July 31, 2012 (Unaudited)

Investment Income
Interest		$ 38,330

Expenses
Management fee	$ 3,612
Transfer agent fees	735
Distribution and service plan fees	258
Accounting fees and expenses	180
Custodian fees and expenses	12
Independent trustees' compensation	3
Registration fees	83
Audit	26
Legal	6
Miscellaneous	11
Total expenses before reductions	4,926
Expense reductions	(28)	4,898
Net investment income (loss)		33,432
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,148
Change in net unrealized appreciation (depreciation) on investment securities		20,823
Net gain (loss)		21,971
Net increase (decrease) in net assets resulting from operations		$ 55,403

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,432	$ 64,563
Net realized gain (loss)	1,148	1,735
Change in net unrealized appreciation (depreciation)	20,823	154,364
Net increase (decrease) in net assets resulting from operations	55,403	220,662
Distributions to shareholders from net investment income	(30,775)	(67,040)
Distributions to shareholders from net realized gain	(1,598)	(4,341)
Total distributions	(32,373)	(71,381)
Share transactions - net increase (decrease)	74,459	105,832
Redemption fees	6	24
Total increase (decrease) in net assets	97,495	255,137

Net Assets
Beginning of period	1,950,578	1,695,441
End of period (including undistributed net investment income of $119 and distributions in excess of net investment income of $2,538, respectively)	$ 2,048,073	$ 1,950,578

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) E	.210	.433	.459	.454	.449	.446
Net realized and unrealized gain (loss)	.143	1.130	(.347)	.560	(.521)	.134
Total from investment operations	.353	1.563	.112	1.014	(.072)	.580
Distributions from net investment income	(.192)	(.451)	(.460)	(.454)	(.451)	(.446)
Distributions from net realized gain	(.011)	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.203)	(.483)	(.462)	(.454)	(.458)	(.480)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 13.71	$ 13.56	$ 12.48	$ 12.83	$ 12.27	$ 12.80
Total Return B,C,D	2.63%	12.79%	.79%	8.39%	(.49)%	4.67%
Ratios to Average Net Assets F
Expenses before reductions	.78% A	.76%	.75%	.77%	.75%	.73%
Expenses net of fee waivers, if any	.78% A	.76%	.75%	.77%	.75%	.73%
Expenses net of all reductions	.77% A	.76%	.75%	.77%	.74%	.70%
Net investment income (loss)	3.13% A	3.34%	3.54%	3.60%	3.67%	3.52%
Supplemental Data
Net assets, end of period (in millions)	$ 49	$ 43	$ 33	$ 35	$ 21	$ 13
Portfolio turnover rate	13% A	11%	10%	4%	17%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 12.49	$ 12.84	$ 12.28	$ 12.81	$ 12.71
Income from Investment Operations
Net investment income (loss) E	.214	.437	.463	.459	.452	.446
Net realized and unrealized gain (loss)	.152	1.130	(.348)	.561	(.520)	.134
Total from investment operations	.366	1.567	.115	1.020	(.068)	.580
Distributions from net investment income	(.195)	(.455)	(.463)	(.460)	(.455)	(.446)
Distributions from net realized gain	(.011)	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.206)	(.487)	(.465)	(.460)	(.462)	(.480)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 13.73	$ 13.57	$ 12.49	$ 12.84	$ 12.28	$ 12.81
Total Return B,C,D	2.73%	12.81%	.81%	8.43%	(.46)%	4.67%
Ratios to Average Net Assets F
Expenses before reductions	.73% A	.73%	.73%	.73%	.72%	.72%
Expenses net of fee waivers, if any	.73% A	.73%	.73%	.73%	.72%	.72%
Expenses net of all reductions	.72% A	.73%	.73%	.73%	.71%	.70%
Net investment income (loss)	3.18% A	3.37%	3.56%	3.64%	3.70%	3.53%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 9	$ 8	$ 9	$ 8	$ 5
Portfolio turnover rate	13% A	11%	10%	4%	17%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 12.48	$ 12.83	$ 12.26	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) E	.168	.350	.376	.372	.370	.358
Net realized and unrealized gain (loss)	.153	1.121	(.347)	.571	(.533)	.134
Total from investment operations	.321	1.471	.029	.943	(.163)	.492
Distributions from net investment income	(.150)	(.369)	(.377)	(.373)	(.370)	(.358)
Distributions from net realized gain	(.011)	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.161)	(.401)	(.379)	(.373)	(.377)	(.392)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 13.71	$ 13.55	$ 12.48	$ 12.83	$ 12.26	$ 12.80
Total Return B,C,D	2.39%	11.99%	.15%	7.79%	(1.23)%	3.95%
Ratios to Average Net Assets F
Expenses before reductions	1.40% A	1.39%	1.40%	1.42%	1.41%	1.42%
Expenses net of fee waivers, if any	1.40% A	1.39%	1.40%	1.42%	1.41%	1.42%
Expenses net of all reductions	1.40% A	1.39%	1.40%	1.41%	1.40%	1.40%
Net investment income (loss)	2.50% A	2.71%	2.89%	2.95%	3.01%	2.83%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 4	$ 6	$ 7	$ 8
Portfolio turnover rate	13% A	11%	10%	4%	17%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) E	.158	.334	.358	.357	.357	.347
Net realized and unrealized gain (loss)	.143	1.130	(.347)	.560	(.522)	.134
Total from investment operations	.301	1.464	.011	.917	(.165)	.481
Distributions from net investment income	(.140)	(.352)	(.359)	(.357)	(.358)	(.347)
Distributions from net realized gain	(.011)	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.151)	(.384)	(.361)	(.357)	(.365)	(.381)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 13.71	$ 13.56	$ 12.48	$ 12.83	$ 12.27	$ 12.80
Total Return B,C,D	2.24%	11.93%	.01%	7.57%	(1.24)%	3.86%
Ratios to Average Net Assets F
Expenses before reductions	1.55% A	1.53%	1.53%	1.54%	1.51%	1.51%
Expenses net of fee waivers, if any	1.55% A	1.52%	1.53%	1.54%	1.51%	1.51%
Expenses net of all reductions	1.54% A	1.52%	1.53%	1.53%	1.50%	1.48%
Net investment income (loss)	2.36% A	2.58%	2.76%	2.83%	2.91%	2.74%
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 34	$ 32	$ 29	$ 19	$ 16
Portfolio turnover rate	13% A	11%	10%	4%	17%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 12.49	$ 12.83	$ 12.27	$ 12.81	$ 12.71
Income from Investment Operations
Net investment income (loss) D	.231	.471	.497	.491	.486	.479
Net realized and unrealized gain (loss)	.152	1.120	(.338)	.560	(.533)	.134
Total from investment operations	.383	1.591	.159	1.051	(.047)	.613
Distributions from net investment income	(.212)	(.489)	(.497)	(.491)	(.486)	(.479)
Distributions from net realized gain	(.011)	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.223)	(.521)	(.499)	(.491)	(.493)	(.513)
Redemption fees added to paid in capital D,F	-	-	-	-	-	-
Net asset value, end of period	$ 13.72	$ 13.56	$ 12.49	$ 12.83	$ 12.27	$ 12.81
Total Return B,C	2.86%	13.02%	1.16%	8.71%	(.29)%	4.94%
Ratios to Average Net Assets E
Expenses before reductions	.47% A	.47%	.47%	.48%	.47%	.47%
Expenses net of fee waivers, if any	.47% A	.47%	.47%	.48%	.47%	.47%
Expenses net of all reductions	.47% A	.47%	.47%	.47%	.46%	.44%
Net investment income (loss)	3.43% A	3.64%	3.82%	3.89%	3.95%	3.78%
Supplemental Data
Net assets, end of period (in millions)	$ 1,932	$ 1,845	$ 1,604	$ 1,740	$ 1,428	$ 1,480
Portfolio turnover rate	13% A	11%	10%	4%	17%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 12.47	$ 12.82	$ 12.26	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) D	.226	.462	.487	.485	.479	.479
Net realized and unrealized gain (loss)	.143	1.130	(.347)	.561	(.527)	.133
Total from investment operations	.369	1.592	.140	1.046	(.048)	.612
Distributions from net investment income	(.208)	(.480)	(.488)	(.486)	(.485)	(.478)
Distributions from net realized gain	(.011)	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.219)	(.512)	(.490)	(.486)	(.492)	(.512)
Redemption fees added to paid in capital D,F	-	-	-	-	-	-
Net asset value, end of period	$ 13.70	$ 13.55	$ 12.47	$ 12.82	$ 12.26	$ 12.80
Total Return B,C	2.76%	13.05%	1.01%	8.67%	(.29)%	4.94%
Ratios to Average Net Assets E
Expenses before reductions	.54% A	.53%	.53%	.52%	.48%	.47%
Expenses net of fee waivers, if any	.54% A	.53%	.53%	.52%	.48%	.47%
Expenses net of all reductions	.53% A	.53%	.53%	.52%	.47%	.44%
Net investment income (loss)	3.37% A	3.57%	3.76%	3.85%	3.94%	3.78%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 16	$ 14	$ 10	$ 5	$ 2
Portfolio turnover rate	13% A	11%	10%	4%	17%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, New York Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, market discount and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 152,839
Gross unrealized depreciation	(295)
Net unrealized appreciation (depreciation) on securities and other investments	$ 152,544

Tax cost	$ 1,832,096

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $218,395 and $128,247, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 56	$ 6
Class T	-%	.25%	11	-*
Class B	.65%	.25%	16	11
Class C	.75%	.25%	175	29
			$ 258	$ 46

* Amount represents seventy-one dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15
Class B*	1
Class C*	2
$ 18

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 28.12
Class T	3.08
Class B	2.10
Class C	25.14
New York Municipal Income	665.07
Institutional Class	12.14
	$ 735

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $12 and $16, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2012	Year ended January 31, 2012
From net investment income
Class A	$ 641	$ 1,262
Class T	123	282
Class B	39	109
Class C	362	866
New York Municipal Income	29,338	64,000
Institutional Class	272	521
Total	$ 30,775	$ 67,040
From net realized gain
Class A	$ 36	$ 85
Class T	7	20
Class B	3	10
Class C	28	78
New York Municipal Income	1,510	4,114
Institutional Class	14	34
Total	$ 1,598	$ 4,341

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class A
Shares sold	780	946	$ 10,574	$ 12,308
Reinvestment of distributions	35	69	479	896
Shares redeemed	(384)	(526)	(5,189)	(6,767)
Net increase (decrease)	431	489	$ 5,864	$ 6,437
Class T
Shares sold	43	85	$ 580	$ 1,135
Reinvestment of distributions	7	18	94	228
Shares redeemed	(80)	(117)	(1,080)	(1,504)
Net increase (decrease)	(30)	(14)	$ (406)	$ (141)

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class B
Shares sold	4	6	$ 64	$ 79
Reinvestment of distributions	2	5	23	67
Shares redeemed	(32)	(79)	(438)	(1,014)
Net increase (decrease)	(26)	(68)	$ (351)	$ (868)
Class C
Shares sold	243	479	$ 3,279	$ 6,219
Reinvestment of distributions	16	40	217	521
Shares redeemed	(139)	(533)	(1,878)	(6,833)
Net increase (decrease)	120	(14)	$ 1,618	$ (93)
New York Municipal Income
Shares sold	11,520	25,101	$ 155,820	$ 324,712
Reinvestment of distributions	1,635	3,806	22,133	49,276
Shares redeemed	(8,359)	(21,372)	(112,873)	(274,892)
Net increase (decrease)	4,796	7,535	$ 65,080	$ 99,096
Institutional Class
Shares sold	282	304	$ 3,813	$ 3,957
Reinvestment of distributions	10	21	132	269
Shares redeemed	(96)	(221)	(1,291)	(2,825)
Net increase (decrease)	196	104	$ 2,654	$ 1,401

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

NFY-USAN-0912
1.789735.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

New York Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® New York Municipal Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class A	.78%
Actual		$ 1,000.00	$ 1,026.30	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.92
Class T	.73%
Actual		$ 1,000.00	$ 1,027.30	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.23	$ 3.67
Class B	1.40%
Actual		$ 1,000.00	$ 1,023.90	$ 7.04
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.02
Class C	1.55%
Actual		$ 1,000.00	$ 1,022.40	$ 7.79
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.77
New York Municipal Income	.47%
Actual		$ 1,000.00	$ 1,028.60	$ 2.37
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.36
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,027.60	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 2.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	23.9	22.8
General Obligations	22.8	24.1
Transportation	14.3	13.3
Education	10.1	10.7
Water & Sewer	9.8	10.3
Weighted Average Maturity as of July 31, 2012
		6 months ago
Years	5.7	5.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2012
6 months ago
Years	7.1	7.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of July 31, 2012	As of January 31, 2012
AAA 14.6%	AAA 15.1%
AA,A 77.7%	AA,A 75.1%
BBB 4.2%	BBB 5.5%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 0.2%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 3.1%	Short-Term Investments and Net Other Assets 3.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.9%
	Principal Amount (000s)	Value (000s)
New York - 91.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,467
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,499
5% 12/1/22	1,000	1,238
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.) Series 2007 A1, 5% 8/1/12	500	500
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	5,950	6,516
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,000	5,476
5.75% 5/1/23 (Pre-Refunded to 5/1/14 @ 100)	9,620	10,535
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	2,000	2,190
5.75% 5/1/26 (Pre-Refunded to 5/1/14 @ 100)	8,985	9,840
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,795
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	4,169
5.75% 5/1/14 (Pre-Refunded to 5/1/13 @ 100)	1,000	1,041
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Pre-Refunded to 2/1/13 @ 100)	3,485	3,574
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,056
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,794
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A, 5% 2/1/14	1,035	1,090
Series 2009 B, 5.25% 2/1/39	1,200	1,308
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,181
5.25% 7/1/18	1,090	1,275
5.25% 7/1/19	1,100	1,296
5.75% 7/1/39	6,500	7,189
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	7,259
5.75% 2/15/47	14,685	17,222
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	923
Series 2006 A, 5.25% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,780	20,430
Series 2006 E, 5% 12/1/17	10,000	11,685
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series 2009 A:
5.75% 4/1/39	$ 6,500	$ 7,585
6.25% 4/1/33	1,655	2,043
Series 2012 B:
5% 9/1/25	4,000	4,772
5% 9/1/26	10,000	11,891
5% 9/1/27	10,000	11,824
Madison County Cap. Resource Corp. Rev.:
(Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,678
5% 7/1/25	1,000	1,187
5% 7/1/26	1,150	1,357
5% 7/1/27	1,630	1,914
5% 7/1/28	1,015	1,187
(Colgate Univ. Proj.) 5% 7/1/23	1,000	1,238
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	3,000	3,223
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,011
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005, 5% 8/1/13	1,650	1,716
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,004
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,638
5% 7/1/22	5,500	6,340
New York City Gen. Oblig.:
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110	6,410
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100)	45	47
Series 2005 O, 5% 6/1/22	5,000	5,568
Series 2006 A, 5% 8/1/19	3,000	3,384
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,714
Series 2008 A1, 5.25% 8/15/27	15,000	17,899
Series 2008 D1, 5.125% 12/1/23	5,000	5,897
Series 2012 A, 5% 8/1/24	2,400	2,924
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2012 E, 5% 8/1/22	$ 22,920	$ 28,570
Series 2012 F, 5% 8/1/23	11,000	13,626
Series 2012 G1, 5% 4/1/25	4,300	5,263
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,852
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	3,154
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	10,287
(Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,261
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,405	2,107
Series 2003 E, 5% 6/15/34	2,000	2,076
Series 2005 D:
5% 6/15/37	16,090	17,631
5% 6/15/38	20,050	21,929
5% 6/15/39	3,755	4,095
5% 6/15/39	2,800	3,053
Series 2007 DD, 4.75% 6/15/36	1,000	1,075
Series 2008 AA, 5% 6/15/27	10,000	11,560
Series 2009 A, 5.75% 6/15/40	10,025	12,047
Series 2009 C, 5% 6/15/44	2,700	3,079
Series 2009 DD, 6% 6/15/40	1,115	1,376
Series 2009 EE, 5.25% 6/15/40	8,500	9,718
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,771
Series 2009 GG, 5.25% 6/15/40	10,000	11,433
Series 2009 GG1, 5.25% 6/15/32	5,000	5,828
Series 2011 EE:
5.375% 6/15/40	2,310	2,717
5.375% 6/15/43	20,035	23,532
5.5% 6/15/43	4,375	5,179
Series 2012 BB, 5.25% 6/15/44	2,330	2,714
Series 2012 CC, 5% 6/15/45	8,000	9,122
Series 2012 FF:
5% 6/15/23	6,505	8,145
5% 6/15/24	7,000	8,695
Series GG, 5% 6/15/43	2,700	3,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	$ 3,000	$ 3,220
Series 2008 S1, 5% 1/15/34	10,000	10,951
Series 2009 S1:
5.5% 7/15/31	5,000	5,815
5.5% 7/15/38	2,900	3,333
5.625% 7/15/38	2,900	3,353
Series 2009 S2, 6% 7/15/38	7,500	8,825
Series 2009 S3:
5.25% 1/15/26	1,000	1,197
5.25% 1/15/39	6,100	6,816
5.375% 1/15/34	13,435	15,344
Series 2009 S4:
5.5% 1/15/34	1,000	1,169
5.5% 1/15/39	6,700	7,752
5.75% 1/15/39	2,900	3,398
Series 2009 S5, 5.25% 1/15/39	10,180	11,375
Series 2012 S1 A, 5.25% 7/15/37	11,500	13,371
Series S1, 5% 7/15/28	9,000	10,778
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,862
Series 2004 B, 5% 8/1/32	5,000	5,144
Series 2004 C:
5% 2/1/28	15,000	15,816
5% 2/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,350	7,680
Series 2011 A:
5% 11/1/23	2,000	2,487
5.5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	6,825
Series A, 5.375% 11/15/21 (Pre-Refunded to 11/15/12 @ 100)	1,100	1,116
5% 2/1/31	19,515	19,826
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	510	522
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100)	2,810	2,949
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	25,515
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	23,500	24,509
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	7,143
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.: - continued
Series 2012 A, 5% 5/15/23	$ 2,400	$ 2,977
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	5,071
5% 12/15/31	10,000	11,347
Series 2006 D:
5% 3/15/20	3,500	4,108
5% 3/15/36	3,320	3,695
Series 2007 A:
5% 3/15/32	3,700	4,144
5% 3/15/37	1,700	1,872
Series 2008 A, 5% 3/15/24	5,000	5,901
Series 2008 B:
5.25% 3/15/38	1,500	1,734
5.75% 3/15/36	10,500	12,519
Series 2009 A:
5% 2/15/34	15,500	18,035
5% 2/15/39	20,355	22,921
5.25% 2/15/23	7,940	9,687
Series 2011 A, 5% 3/15/21	10,000	12,543
Series 2012 A:
5% 12/15/20	3,950	4,959
5% 12/15/23	10,000	12,646
5% 12/15/24	10,000	12,562
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	1,630	1,660
5.75% 7/1/13 (AMBAC Insured)	820	835
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560	1,705
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,097
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,408
5% 7/1/37	6,000	6,931
Series 2009 A:
5% 7/1/22	445	541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Cornell Univ. Proj.): - continued
Series 2009 A: - continued
5% 7/1/23	$ 1,315	$ 1,583
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,294
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	2,058
5% 7/1/17	2,080	2,396
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,536
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	16,105
5.5% 5/15/21 (AMBAC Insured)	10,000	12,450
5.5% 5/15/28	2,700	3,536
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	905	943
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,011
5% 7/1/14	1,510	1,640
5% 7/1/16	1,130	1,310
5% 7/1/20	5,435	6,106
Series 2007 B, 5.25% 7/1/24	100	113
Series 2011 A:
5.75% 7/1/31	4,000	4,735
6% 7/1/40	4,000	4,698
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,065
Series 2008 A, 5.25% 7/1/48	11,930	13,305
Series 2008 B, 5.25% 7/1/48	8,000	8,922
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	9,231
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,278
5% 5/1/21	1,315	1,484
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,649
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,160
6.125% 12/1/29	1,000	1,102
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,182
5% 7/1/21	1,500	1,764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	$ 15,000	$ 16,980
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	10,912
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,498
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,621
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	504
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,446
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	20,343
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,519
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,638
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,335
5.5% 3/1/39	2,500	2,773
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,511
5% 7/1/39	19,005	20,671
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,926
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,136
6% 7/1/15	1,160	1,201
6% 7/1/16	1,230	1,272
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	45	45
5.375% 7/1/17 (AMBAC Insured)	20	20
Series 1:
4% 7/1/21	1,000	1,153
5% 7/1/21	1,000	1,234
5% 7/1/23	1,350	1,659
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	30,512
Series 2002 B:
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,799
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,644
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,345	$ 3,676
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,910
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,007
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,265
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	3,000	3,606
Series 2010 A:
5% 7/1/19	1,500	1,729
5% 7/1/21	7,000	8,086
5% 7/1/22	6,000	6,862
Series 2010, 5% 7/1/41	12,000	13,733
Series 2011 A:
5% 5/1/18	1,000	1,176
5% 5/1/20	5,590	6,681
5% 5/1/21	3,140	3,769
5% 5/1/22	2,350	2,789
Series A, 5.75% 7/1/18	5,000	5,761
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2003 I, 5% 6/15/24	2,000	2,076
Series 2004 F, 5% 6/15/34	4,825	5,113
Series 2004 D, 5% 2/15/34	12,150	12,940
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series E, 6.5% 6/15/14	20	20
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	570	584
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	11,353
New York Liberty Dev. Corp. Lib (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	10,000	11,194
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	13,773
Series 2009 A:
5.5% 11/15/39	10,400	11,644
5.625% 11/15/39	6,000	6,760
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.: - continued
Series 2009 B, 5% 11/15/34	$ 19,560	$ 21,979
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,153
Series 2003 A, 5.5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	6,227
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,222
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,466
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,472
Series 2005 G, 5% 11/15/21	3,200	3,824
Series 2007 B:
5% 11/15/26	8,185	9,157
5% 11/15/28	2,235	2,450
Series 2008 A, 5.25% 11/15/36	15,000	16,354
Series 2008 C, 6.5% 11/15/28	9,670	12,445
Series 2011 A:
5% 11/15/18	1,000	1,203
5% 11/15/22	1,500	1,806
Series 2011 D:
5% 11/15/20	2,000	2,430
5% 11/15/24	6,590	7,797
5% 11/15/25	5,000	5,876
Series 2012 D, 5% 11/15/25 (a)	20,000	23,828
Series 2012 E, 5% 11/15/20	3,165	3,846
5.5% 11/15/18	2,000	2,303
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,767
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,783
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (b)	2,800	2,923
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(c)	11,800	11,828
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,822
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	3,065
5.25% 1/1/27	6,570	7,309
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev.: - continued
Series 2007 H:
5% 1/1/21	$ 5,755	$ 6,720
5% 1/1/25	13,000	14,890
5% 1/1/26	4,000	4,518
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17	9,660	11,041
5.5% 4/1/20 (AMBAC Insured)	27,375	34,705
Series 2007 B, 5% 4/1/27	6,750	7,562
New York Thruway Auth. Personal Income Tax Rev.:
Series 2007 A:
5.25% 3/15/24	4,180	4,999
5.25% 3/15/25	8,000	9,529
5.25% 3/15/26	12,080	14,349
Series 2010 A, 5% 3/15/21	10,000	12,449
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,925
Series 2011 A2:
5% 4/1/21	2,385	2,964
5% 4/1/23	6,000	7,318
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,838
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	5,240
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	7,092
5% 1/1/24 (FSA Insured)	5,975	6,890
Series 2011 A, 5% 3/15/22	10,000	12,408
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	112
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,146
7.5% 3/1/17 (Escrowed to Maturity)	100	131
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,339
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	$ 1,000	$ 1,044
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,599
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	726
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,106
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22 (Pre-Refunded to 11/1/12 @ 100)	4,305	4,366
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,386
5.25% 6/1/22 (AMBAC Insured)	8,070	8,392
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260	261
5.5% 6/1/19	4,600	4,798
Series 2003 B, 5.5% 6/1/18	415	417
Series 2003B 1C:
5.5% 6/1/19	13,620	14,205
5.5% 6/1/20	16,000	16,686
5.5% 6/1/21	12,070	12,587
5.5% 6/1/22	9,700	10,113
Series 2011, 5% 6/1/16	16,215	18,678
Triborough Bridge & Tunnel Auth. Revs. (MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,917
Series 2007 A, 5% 11/15/27	6,410	7,387
Series 2008 A:
5% 11/15/37	22,500	25,253
5.25% 11/15/38	14,500	16,500
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,000	5,632
5.125% 9/1/40	8,055	8,921
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,367
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	$ 1,130	$ 1,303
6% 6/1/41	5,000	5,688
		1,874,291
New York & New Jersey - 3.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000	3,011
136th Series, 5.25% 11/1/16 (c)	4,510	4,875
141st Series:
5% 9/1/18 (c)	6,045	6,650
5% 9/1/21 (CIFG North America Insured) (c)	4,600	4,977
147th Series, 5% 10/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,000	5,838
163rd Series, 5% 7/15/35	25,000	28,494
166th Series, 5% 1/15/41	5,400	6,140
85th Series, 5.375% 3/1/28	6,280	8,024
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,000	5,541
		73,550
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,095
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,142
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,707
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,658
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,562
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,131
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 33,500	$ 6,948
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	271
0% 8/1/47 (AMBAC Insured)	2,400	350
Series 2009 A, 6% 8/1/42	2,900	3,289
		29,297
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,431
5% 10/1/17	2,750	3,071
		7,502
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $1,832,113)	1,984,640
NET OTHER ASSETS (LIABILITIES) - 3.1%	63,433
NET ASSETS - 100%	$ 2,048,073
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Special Tax	23.9%
General Obligations	22.8%
Transportation	14.3%
Education	10.1%
Water & Sewer	9.8%
Health Care	5.5%
Electric Utilities	5.3%
Others* (Individually Less Than 5%)	8.3%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,832,113)		$ 1,984,640
Cash		69,822
Receivable for fund shares sold		490
Interest receivable		19,862
Other receivables		21
Total assets		2,074,835

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 22,988
Payable for fund shares redeemed	1,010
Distributions payable	1,601
Accrued management fee	618
Distribution and service plan fees payable	44
Other affiliated payables	459
Other payables and accrued expenses	42
Total liabilities		26,762

Net Assets		$ 2,048,073
Net Assets consist of:
Paid in capital		$ 1,894,411
Undistributed net investment income		119
Accumulated undistributed net realized gain (loss) on investments		1,016
Net unrealized appreciation (depreciation) on investments		152,527
Net Assets		$ 2,048,073

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($49,403 ÷ 3,602.8 shares)	$ 13.71

Maximum offering price per share (100/96.00 of $13.71)	$ 14.28
Class T: Net Asset Value and redemption price per share ($8,374 ÷ 610.1 shares)	$ 13.73

Maximum offering price per share (100/96.00 of $13.73)	$ 14.30
Class B: Net Asset Value and offering price per share ($3,294 ÷ 240.2 shares)A	$ 13.71

Class C: Net Asset Value and offering price per share ($36,359 ÷ 2,651.5 shares)A	$ 13.71

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,931,550 ÷ 140,812.9 shares)	$ 13.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,093 ÷ 1,393.3 shares)	$ 13.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended July 31, 2012 (Unaudited)

Investment Income
Interest		$ 38,330

Expenses
Management fee	$ 3,612
Transfer agent fees	735
Distribution and service plan fees	258
Accounting fees and expenses	180
Custodian fees and expenses	12
Independent trustees' compensation	3
Registration fees	83
Audit	26
Legal	6
Miscellaneous	11
Total expenses before reductions	4,926
Expense reductions	(28)	4,898
Net investment income (loss)		33,432
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,148
Change in net unrealized appreciation (depreciation) on investment securities		20,823
Net gain (loss)		21,971
Net increase (decrease) in net assets resulting from operations		$ 55,403

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,432	$ 64,563
Net realized gain (loss)	1,148	1,735
Change in net unrealized appreciation (depreciation)	20,823	154,364
Net increase (decrease) in net assets resulting from operations	55,403	220,662
Distributions to shareholders from net investment income	(30,775)	(67,040)
Distributions to shareholders from net realized gain	(1,598)	(4,341)
Total distributions	(32,373)	(71,381)
Share transactions - net increase (decrease)	74,459	105,832
Redemption fees	6	24
Total increase (decrease) in net assets	97,495	255,137

Net Assets
Beginning of period	1,950,578	1,695,441
End of period (including undistributed net investment income of $119 and distributions in excess of net investment income of $2,538, respectively)	$ 2,048,073	$ 1,950,578

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) E	.210	.433	.459	.454	.449	.446
Net realized and unrealized gain (loss)	.143	1.130	(.347)	.560	(.521)	.134
Total from investment operations	.353	1.563	.112	1.014	(.072)	.580
Distributions from net investment income	(.192)	(.451)	(.460)	(.454)	(.451)	(.446)
Distributions from net realized gain	(.011)	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.203)	(.483)	(.462)	(.454)	(.458)	(.480)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 13.71	$ 13.56	$ 12.48	$ 12.83	$ 12.27	$ 12.80
Total Return B,C,D	2.63%	12.79%	.79%	8.39%	(.49)%	4.67%
Ratios to Average Net Assets F
Expenses before reductions	.78% A	.76%	.75%	.77%	.75%	.73%
Expenses net of fee waivers, if any	.78% A	.76%	.75%	.77%	.75%	.73%
Expenses net of all reductions	.77% A	.76%	.75%	.77%	.74%	.70%
Net investment income (loss)	3.13% A	3.34%	3.54%	3.60%	3.67%	3.52%
Supplemental Data
Net assets, end of period (in millions)	$ 49	$ 43	$ 33	$ 35	$ 21	$ 13
Portfolio turnover rate	13% A	11%	10%	4%	17%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 12.49	$ 12.84	$ 12.28	$ 12.81	$ 12.71
Income from Investment Operations
Net investment income (loss) E	.214	.437	.463	.459	.452	.446
Net realized and unrealized gain (loss)	.152	1.130	(.348)	.561	(.520)	.134
Total from investment operations	.366	1.567	.115	1.020	(.068)	.580
Distributions from net investment income	(.195)	(.455)	(.463)	(.460)	(.455)	(.446)
Distributions from net realized gain	(.011)	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.206)	(.487)	(.465)	(.460)	(.462)	(.480)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 13.73	$ 13.57	$ 12.49	$ 12.84	$ 12.28	$ 12.81
Total Return B,C,D	2.73%	12.81%	.81%	8.43%	(.46)%	4.67%
Ratios to Average Net Assets F
Expenses before reductions	.73% A	.73%	.73%	.73%	.72%	.72%
Expenses net of fee waivers, if any	.73% A	.73%	.73%	.73%	.72%	.72%
Expenses net of all reductions	.72% A	.73%	.73%	.73%	.71%	.70%
Net investment income (loss)	3.18% A	3.37%	3.56%	3.64%	3.70%	3.53%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 9	$ 8	$ 9	$ 8	$ 5
Portfolio turnover rate	13% A	11%	10%	4%	17%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 12.48	$ 12.83	$ 12.26	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) E	.168	.350	.376	.372	.370	.358
Net realized and unrealized gain (loss)	.153	1.121	(.347)	.571	(.533)	.134
Total from investment operations	.321	1.471	.029	.943	(.163)	.492
Distributions from net investment income	(.150)	(.369)	(.377)	(.373)	(.370)	(.358)
Distributions from net realized gain	(.011)	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.161)	(.401)	(.379)	(.373)	(.377)	(.392)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 13.71	$ 13.55	$ 12.48	$ 12.83	$ 12.26	$ 12.80
Total Return B,C,D	2.39%	11.99%	.15%	7.79%	(1.23)%	3.95%
Ratios to Average Net Assets F
Expenses before reductions	1.40% A	1.39%	1.40%	1.42%	1.41%	1.42%
Expenses net of fee waivers, if any	1.40% A	1.39%	1.40%	1.42%	1.41%	1.42%
Expenses net of all reductions	1.40% A	1.39%	1.40%	1.41%	1.40%	1.40%
Net investment income (loss)	2.50% A	2.71%	2.89%	2.95%	3.01%	2.83%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 4	$ 6	$ 7	$ 8
Portfolio turnover rate	13% A	11%	10%	4%	17%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) E	.158	.334	.358	.357	.357	.347
Net realized and unrealized gain (loss)	.143	1.130	(.347)	.560	(.522)	.134
Total from investment operations	.301	1.464	.011	.917	(.165)	.481
Distributions from net investment income	(.140)	(.352)	(.359)	(.357)	(.358)	(.347)
Distributions from net realized gain	(.011)	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.151)	(.384)	(.361)	(.357)	(.365)	(.381)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 13.71	$ 13.56	$ 12.48	$ 12.83	$ 12.27	$ 12.80
Total Return B,C,D	2.24%	11.93%	.01%	7.57%	(1.24)%	3.86%
Ratios to Average Net Assets F
Expenses before reductions	1.55% A	1.53%	1.53%	1.54%	1.51%	1.51%
Expenses net of fee waivers, if any	1.55% A	1.52%	1.53%	1.54%	1.51%	1.51%
Expenses net of all reductions	1.54% A	1.52%	1.53%	1.53%	1.50%	1.48%
Net investment income (loss)	2.36% A	2.58%	2.76%	2.83%	2.91%	2.74%
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 34	$ 32	$ 29	$ 19	$ 16
Portfolio turnover rate	13% A	11%	10%	4%	17%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 12.49	$ 12.83	$ 12.27	$ 12.81	$ 12.71
Income from Investment Operations
Net investment income (loss) D	.231	.471	.497	.491	.486	.479
Net realized and unrealized gain (loss)	.152	1.120	(.338)	.560	(.533)	.134
Total from investment operations	.383	1.591	.159	1.051	(.047)	.613
Distributions from net investment income	(.212)	(.489)	(.497)	(.491)	(.486)	(.479)
Distributions from net realized gain	(.011)	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.223)	(.521)	(.499)	(.491)	(.493)	(.513)
Redemption fees added to paid in capital D,F	-	-	-	-	-	-
Net asset value, end of period	$ 13.72	$ 13.56	$ 12.49	$ 12.83	$ 12.27	$ 12.81
Total Return B,C	2.86%	13.02%	1.16%	8.71%	(.29)%	4.94%
Ratios to Average Net Assets E
Expenses before reductions	.47% A	.47%	.47%	.48%	.47%	.47%
Expenses net of fee waivers, if any	.47% A	.47%	.47%	.48%	.47%	.47%
Expenses net of all reductions	.47% A	.47%	.47%	.47%	.46%	.44%
Net investment income (loss)	3.43% A	3.64%	3.82%	3.89%	3.95%	3.78%
Supplemental Data
Net assets, end of period (in millions)	$ 1,932	$ 1,845	$ 1,604	$ 1,740	$ 1,428	$ 1,480
Portfolio turnover rate	13% A	11%	10%	4%	17%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 12.47	$ 12.82	$ 12.26	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) D	.226	.462	.487	.485	.479	.479
Net realized and unrealized gain (loss)	.143	1.130	(.347)	.561	(.527)	.133
Total from investment operations	.369	1.592	.140	1.046	(.048)	.612
Distributions from net investment income	(.208)	(.480)	(.488)	(.486)	(.485)	(.478)
Distributions from net realized gain	(.011)	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.219)	(.512)	(.490)	(.486)	(.492)	(.512)
Redemption fees added to paid in capital D,F	-	-	-	-	-	-
Net asset value, end of period	$ 13.70	$ 13.55	$ 12.47	$ 12.82	$ 12.26	$ 12.80
Total Return B,C	2.76%	13.05%	1.01%	8.67%	(.29)%	4.94%
Ratios to Average Net Assets E
Expenses before reductions	.54% A	.53%	.53%	.52%	.48%	.47%
Expenses net of fee waivers, if any	.54% A	.53%	.53%	.52%	.48%	.47%
Expenses net of all reductions	.53% A	.53%	.53%	.52%	.47%	.44%
Net investment income (loss)	3.37% A	3.57%	3.76%	3.85%	3.94%	3.78%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 16	$ 14	$ 10	$ 5	$ 2
Portfolio turnover rate	13% A	11%	10%	4%	17%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, New York Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, market discount and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 152,839
Gross unrealized depreciation	(295)
Net unrealized appreciation (depreciation) on securities and other investments	$ 152,544

Tax cost	$ 1,832,096

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $218,395 and $128,247, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 56	$ 6
Class T	-%	.25%	11	-*
Class B	.65%	.25%	16	11
Class C	.75%	.25%	175	29
			$ 258	$ 46

* Amount represents seventy-one dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15
Class B*	1
Class C*	2
$ 18

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 28.12
Class T	3.08
Class B	2.10
Class C	25.14
New York Municipal Income	665.07
Institutional Class	12.14
	$ 735

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $12 and $16, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2012	Year ended January 31, 2012
From net investment income
Class A	$ 641	$ 1,262
Class T	123	282
Class B	39	109
Class C	362	866
New York Municipal Income	29,338	64,000
Institutional Class	272	521
Total	$ 30,775	$ 67,040
From net realized gain
Class A	$ 36	$ 85
Class T	7	20
Class B	3	10
Class C	28	78
New York Municipal Income	1,510	4,114
Institutional Class	14	34
Total	$ 1,598	$ 4,341

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class A
Shares sold	780	946	$ 10,574	$ 12,308
Reinvestment of distributions	35	69	479	896
Shares redeemed	(384)	(526)	(5,189)	(6,767)
Net increase (decrease)	431	489	$ 5,864	$ 6,437
Class T
Shares sold	43	85	$ 580	$ 1,135
Reinvestment of distributions	7	18	94	228
Shares redeemed	(80)	(117)	(1,080)	(1,504)
Net increase (decrease)	(30)	(14)	$ (406)	$ (141)

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class B
Shares sold	4	6	$ 64	$ 79
Reinvestment of distributions	2	5	23	67
Shares redeemed	(32)	(79)	(438)	(1,014)
Net increase (decrease)	(26)	(68)	$ (351)	$ (868)
Class C
Shares sold	243	479	$ 3,279	$ 6,219
Reinvestment of distributions	16	40	217	521
Shares redeemed	(139)	(533)	(1,878)	(6,833)
Net increase (decrease)	120	(14)	$ 1,618	$ (93)
New York Municipal Income
Shares sold	11,520	25,101	$ 155,820	$ 324,712
Reinvestment of distributions	1,635	3,806	22,133	49,276
Shares redeemed	(8,359)	(21,372)	(112,873)	(274,892)
Net increase (decrease)	4,796	7,535	$ 65,080	$ 99,096
Institutional Class
Shares sold	282	304	$ 3,813	$ 3,957
Reinvestment of distributions	10	21	132	269
Shares redeemed	(96)	(221)	(1,291)	(2,825)
Net increase (decrease)	196	104	$ 2,654	$ 1,401

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASNM-USAN-0912
1.789728.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

New York Municipal Income

Fund - Institutional Class

Semiannual Report

July 31, 2012

(Fidelity Cover Art)

Institutional Class is a class of Fidelity® New York Municipal Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class A	.78%
Actual		$ 1,000.00	$ 1,026.30	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.92
Class T	.73%
Actual		$ 1,000.00	$ 1,027.30	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.23	$ 3.67
Class B	1.40%
Actual		$ 1,000.00	$ 1,023.90	$ 7.04
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.02
Class C	1.55%
Actual		$ 1,000.00	$ 1,022.40	$ 7.79
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.77
New York Municipal Income	.47%
Actual		$ 1,000.00	$ 1,028.60	$ 2.37
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.36
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,027.60	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 2.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	23.9	22.8
General Obligations	22.8	24.1
Transportation	14.3	13.3
Education	10.1	10.7
Water & Sewer	9.8	10.3
Weighted Average Maturity as of July 31, 2012
		6 months ago
Years	5.7	5.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2012
6 months ago
Years	7.1	7.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of July 31, 2012	As of January 31, 2012
AAA 14.6%	AAA 15.1%
AA,A 77.7%	AA,A 75.1%
BBB 4.2%	BBB 5.5%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 0.2%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 3.1%	Short-Term Investments and Net Other Assets 3.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.9%
	Principal Amount (000s)	Value (000s)
New York - 91.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,467
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,499
5% 12/1/22	1,000	1,238
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.) Series 2007 A1, 5% 8/1/12	500	500
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	5,950	6,516
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,000	5,476
5.75% 5/1/23 (Pre-Refunded to 5/1/14 @ 100)	9,620	10,535
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	2,000	2,190
5.75% 5/1/26 (Pre-Refunded to 5/1/14 @ 100)	8,985	9,840
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,795
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	4,169
5.75% 5/1/14 (Pre-Refunded to 5/1/13 @ 100)	1,000	1,041
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Pre-Refunded to 2/1/13 @ 100)	3,485	3,574
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,056
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,794
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A, 5% 2/1/14	1,035	1,090
Series 2009 B, 5.25% 2/1/39	1,200	1,308
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,181
5.25% 7/1/18	1,090	1,275
5.25% 7/1/19	1,100	1,296
5.75% 7/1/39	6,500	7,189
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	7,259
5.75% 2/15/47	14,685	17,222
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	923
Series 2006 A, 5.25% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,780	20,430
Series 2006 E, 5% 12/1/17	10,000	11,685
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series 2009 A:
5.75% 4/1/39	$ 6,500	$ 7,585
6.25% 4/1/33	1,655	2,043
Series 2012 B:
5% 9/1/25	4,000	4,772
5% 9/1/26	10,000	11,891
5% 9/1/27	10,000	11,824
Madison County Cap. Resource Corp. Rev.:
(Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,678
5% 7/1/25	1,000	1,187
5% 7/1/26	1,150	1,357
5% 7/1/27	1,630	1,914
5% 7/1/28	1,015	1,187
(Colgate Univ. Proj.) 5% 7/1/23	1,000	1,238
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	3,000	3,223
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,011
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005, 5% 8/1/13	1,650	1,716
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,004
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,638
5% 7/1/22	5,500	6,340
New York City Gen. Oblig.:
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110	6,410
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100)	45	47
Series 2005 O, 5% 6/1/22	5,000	5,568
Series 2006 A, 5% 8/1/19	3,000	3,384
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,714
Series 2008 A1, 5.25% 8/15/27	15,000	17,899
Series 2008 D1, 5.125% 12/1/23	5,000	5,897
Series 2012 A, 5% 8/1/24	2,400	2,924
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2012 E, 5% 8/1/22	$ 22,920	$ 28,570
Series 2012 F, 5% 8/1/23	11,000	13,626
Series 2012 G1, 5% 4/1/25	4,300	5,263
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,852
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	3,154
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	10,287
(Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,261
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,405	2,107
Series 2003 E, 5% 6/15/34	2,000	2,076
Series 2005 D:
5% 6/15/37	16,090	17,631
5% 6/15/38	20,050	21,929
5% 6/15/39	3,755	4,095
5% 6/15/39	2,800	3,053
Series 2007 DD, 4.75% 6/15/36	1,000	1,075
Series 2008 AA, 5% 6/15/27	10,000	11,560
Series 2009 A, 5.75% 6/15/40	10,025	12,047
Series 2009 C, 5% 6/15/44	2,700	3,079
Series 2009 DD, 6% 6/15/40	1,115	1,376
Series 2009 EE, 5.25% 6/15/40	8,500	9,718
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,771
Series 2009 GG, 5.25% 6/15/40	10,000	11,433
Series 2009 GG1, 5.25% 6/15/32	5,000	5,828
Series 2011 EE:
5.375% 6/15/40	2,310	2,717
5.375% 6/15/43	20,035	23,532
5.5% 6/15/43	4,375	5,179
Series 2012 BB, 5.25% 6/15/44	2,330	2,714
Series 2012 CC, 5% 6/15/45	8,000	9,122
Series 2012 FF:
5% 6/15/23	6,505	8,145
5% 6/15/24	7,000	8,695
Series GG, 5% 6/15/43	2,700	3,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	$ 3,000	$ 3,220
Series 2008 S1, 5% 1/15/34	10,000	10,951
Series 2009 S1:
5.5% 7/15/31	5,000	5,815
5.5% 7/15/38	2,900	3,333
5.625% 7/15/38	2,900	3,353
Series 2009 S2, 6% 7/15/38	7,500	8,825
Series 2009 S3:
5.25% 1/15/26	1,000	1,197
5.25% 1/15/39	6,100	6,816
5.375% 1/15/34	13,435	15,344
Series 2009 S4:
5.5% 1/15/34	1,000	1,169
5.5% 1/15/39	6,700	7,752
5.75% 1/15/39	2,900	3,398
Series 2009 S5, 5.25% 1/15/39	10,180	11,375
Series 2012 S1 A, 5.25% 7/15/37	11,500	13,371
Series S1, 5% 7/15/28	9,000	10,778
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,862
Series 2004 B, 5% 8/1/32	5,000	5,144
Series 2004 C:
5% 2/1/28	15,000	15,816
5% 2/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,350	7,680
Series 2011 A:
5% 11/1/23	2,000	2,487
5.5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	6,825
Series A, 5.375% 11/15/21 (Pre-Refunded to 11/15/12 @ 100)	1,100	1,116
5% 2/1/31	19,515	19,826
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	510	522
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100)	2,810	2,949
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	25,515
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	23,500	24,509
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	7,143
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.: - continued
Series 2012 A, 5% 5/15/23	$ 2,400	$ 2,977
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	5,071
5% 12/15/31	10,000	11,347
Series 2006 D:
5% 3/15/20	3,500	4,108
5% 3/15/36	3,320	3,695
Series 2007 A:
5% 3/15/32	3,700	4,144
5% 3/15/37	1,700	1,872
Series 2008 A, 5% 3/15/24	5,000	5,901
Series 2008 B:
5.25% 3/15/38	1,500	1,734
5.75% 3/15/36	10,500	12,519
Series 2009 A:
5% 2/15/34	15,500	18,035
5% 2/15/39	20,355	22,921
5.25% 2/15/23	7,940	9,687
Series 2011 A, 5% 3/15/21	10,000	12,543
Series 2012 A:
5% 12/15/20	3,950	4,959
5% 12/15/23	10,000	12,646
5% 12/15/24	10,000	12,562
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	1,630	1,660
5.75% 7/1/13 (AMBAC Insured)	820	835
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560	1,705
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,097
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,408
5% 7/1/37	6,000	6,931
Series 2009 A:
5% 7/1/22	445	541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Cornell Univ. Proj.): - continued
Series 2009 A: - continued
5% 7/1/23	$ 1,315	$ 1,583
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,294
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	2,058
5% 7/1/17	2,080	2,396
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,536
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	16,105
5.5% 5/15/21 (AMBAC Insured)	10,000	12,450
5.5% 5/15/28	2,700	3,536
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	905	943
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,011
5% 7/1/14	1,510	1,640
5% 7/1/16	1,130	1,310
5% 7/1/20	5,435	6,106
Series 2007 B, 5.25% 7/1/24	100	113
Series 2011 A:
5.75% 7/1/31	4,000	4,735
6% 7/1/40	4,000	4,698
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,065
Series 2008 A, 5.25% 7/1/48	11,930	13,305
Series 2008 B, 5.25% 7/1/48	8,000	8,922
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	9,231
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,278
5% 5/1/21	1,315	1,484
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,649
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,160
6.125% 12/1/29	1,000	1,102
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,182
5% 7/1/21	1,500	1,764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	$ 15,000	$ 16,980
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	10,912
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,498
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,621
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	504
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,446
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	20,343
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,519
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,638
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,335
5.5% 3/1/39	2,500	2,773
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,511
5% 7/1/39	19,005	20,671
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,926
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,136
6% 7/1/15	1,160	1,201
6% 7/1/16	1,230	1,272
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	45	45
5.375% 7/1/17 (AMBAC Insured)	20	20
Series 1:
4% 7/1/21	1,000	1,153
5% 7/1/21	1,000	1,234
5% 7/1/23	1,350	1,659
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	30,512
Series 2002 B:
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,799
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,644
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,345	$ 3,676
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,910
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,007
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,265
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	3,000	3,606
Series 2010 A:
5% 7/1/19	1,500	1,729
5% 7/1/21	7,000	8,086
5% 7/1/22	6,000	6,862
Series 2010, 5% 7/1/41	12,000	13,733
Series 2011 A:
5% 5/1/18	1,000	1,176
5% 5/1/20	5,590	6,681
5% 5/1/21	3,140	3,769
5% 5/1/22	2,350	2,789
Series A, 5.75% 7/1/18	5,000	5,761
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2003 I, 5% 6/15/24	2,000	2,076
Series 2004 F, 5% 6/15/34	4,825	5,113
Series 2004 D, 5% 2/15/34	12,150	12,940
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series E, 6.5% 6/15/14	20	20
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	570	584
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	11,353
New York Liberty Dev. Corp. Lib (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	10,000	11,194
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	13,773
Series 2009 A:
5.5% 11/15/39	10,400	11,644
5.625% 11/15/39	6,000	6,760
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.: - continued
Series 2009 B, 5% 11/15/34	$ 19,560	$ 21,979
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,153
Series 2003 A, 5.5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	6,227
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,222
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,466
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,472
Series 2005 G, 5% 11/15/21	3,200	3,824
Series 2007 B:
5% 11/15/26	8,185	9,157
5% 11/15/28	2,235	2,450
Series 2008 A, 5.25% 11/15/36	15,000	16,354
Series 2008 C, 6.5% 11/15/28	9,670	12,445
Series 2011 A:
5% 11/15/18	1,000	1,203
5% 11/15/22	1,500	1,806
Series 2011 D:
5% 11/15/20	2,000	2,430
5% 11/15/24	6,590	7,797
5% 11/15/25	5,000	5,876
Series 2012 D, 5% 11/15/25 (a)	20,000	23,828
Series 2012 E, 5% 11/15/20	3,165	3,846
5.5% 11/15/18	2,000	2,303
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,767
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,783
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (b)	2,800	2,923
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(c)	11,800	11,828
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,822
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	3,065
5.25% 1/1/27	6,570	7,309
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev.: - continued
Series 2007 H:
5% 1/1/21	$ 5,755	$ 6,720
5% 1/1/25	13,000	14,890
5% 1/1/26	4,000	4,518
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17	9,660	11,041
5.5% 4/1/20 (AMBAC Insured)	27,375	34,705
Series 2007 B, 5% 4/1/27	6,750	7,562
New York Thruway Auth. Personal Income Tax Rev.:
Series 2007 A:
5.25% 3/15/24	4,180	4,999
5.25% 3/15/25	8,000	9,529
5.25% 3/15/26	12,080	14,349
Series 2010 A, 5% 3/15/21	10,000	12,449
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,925
Series 2011 A2:
5% 4/1/21	2,385	2,964
5% 4/1/23	6,000	7,318
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,838
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	5,240
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	7,092
5% 1/1/24 (FSA Insured)	5,975	6,890
Series 2011 A, 5% 3/15/22	10,000	12,408
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	112
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,146
7.5% 3/1/17 (Escrowed to Maturity)	100	131
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,339
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	$ 1,000	$ 1,044
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,599
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	726
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,106
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22 (Pre-Refunded to 11/1/12 @ 100)	4,305	4,366
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,386
5.25% 6/1/22 (AMBAC Insured)	8,070	8,392
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260	261
5.5% 6/1/19	4,600	4,798
Series 2003 B, 5.5% 6/1/18	415	417
Series 2003B 1C:
5.5% 6/1/19	13,620	14,205
5.5% 6/1/20	16,000	16,686
5.5% 6/1/21	12,070	12,587
5.5% 6/1/22	9,700	10,113
Series 2011, 5% 6/1/16	16,215	18,678
Triborough Bridge & Tunnel Auth. Revs. (MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,917
Series 2007 A, 5% 11/15/27	6,410	7,387
Series 2008 A:
5% 11/15/37	22,500	25,253
5.25% 11/15/38	14,500	16,500
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,000	5,632
5.125% 9/1/40	8,055	8,921
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,367
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	$ 1,130	$ 1,303
6% 6/1/41	5,000	5,688
		1,874,291
New York & New Jersey - 3.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000	3,011
136th Series, 5.25% 11/1/16 (c)	4,510	4,875
141st Series:
5% 9/1/18 (c)	6,045	6,650
5% 9/1/21 (CIFG North America Insured) (c)	4,600	4,977
147th Series, 5% 10/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,000	5,838
163rd Series, 5% 7/15/35	25,000	28,494
166th Series, 5% 1/15/41	5,400	6,140
85th Series, 5.375% 3/1/28	6,280	8,024
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,000	5,541
		73,550
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,095
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,142
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,707
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,658
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,562
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,131
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 33,500	$ 6,948
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	271
0% 8/1/47 (AMBAC Insured)	2,400	350
Series 2009 A, 6% 8/1/42	2,900	3,289
		29,297
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,431
5% 10/1/17	2,750	3,071
		7,502
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $1,832,113)	1,984,640
NET OTHER ASSETS (LIABILITIES) - 3.1%	63,433
NET ASSETS - 100%	$ 2,048,073
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Special Tax	23.9%
General Obligations	22.8%
Transportation	14.3%
Education	10.1%
Water & Sewer	9.8%
Health Care	5.5%
Electric Utilities	5.3%
Others* (Individually Less Than 5%)	8.3%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,832,113)		$ 1,984,640
Cash		69,822
Receivable for fund shares sold		490
Interest receivable		19,862
Other receivables		21
Total assets		2,074,835

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 22,988
Payable for fund shares redeemed	1,010
Distributions payable	1,601
Accrued management fee	618
Distribution and service plan fees payable	44
Other affiliated payables	459
Other payables and accrued expenses	42
Total liabilities		26,762

Net Assets		$ 2,048,073
Net Assets consist of:
Paid in capital		$ 1,894,411
Undistributed net investment income		119
Accumulated undistributed net realized gain (loss) on investments		1,016
Net unrealized appreciation (depreciation) on investments		152,527
Net Assets		$ 2,048,073

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($49,403 ÷ 3,602.8 shares)	$ 13.71

Maximum offering price per share (100/96.00 of $13.71)	$ 14.28
Class T: Net Asset Value and redemption price per share ($8,374 ÷ 610.1 shares)	$ 13.73

Maximum offering price per share (100/96.00 of $13.73)	$ 14.30
Class B: Net Asset Value and offering price per share ($3,294 ÷ 240.2 shares)A	$ 13.71

Class C: Net Asset Value and offering price per share ($36,359 ÷ 2,651.5 shares)A	$ 13.71

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,931,550 ÷ 140,812.9 shares)	$ 13.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,093 ÷ 1,393.3 shares)	$ 13.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended July 31, 2012 (Unaudited)

Investment Income
Interest		$ 38,330

Expenses
Management fee	$ 3,612
Transfer agent fees	735
Distribution and service plan fees	258
Accounting fees and expenses	180
Custodian fees and expenses	12
Independent trustees' compensation	3
Registration fees	83
Audit	26
Legal	6
Miscellaneous	11
Total expenses before reductions	4,926
Expense reductions	(28)	4,898
Net investment income (loss)		33,432
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,148
Change in net unrealized appreciation (depreciation) on investment securities		20,823
Net gain (loss)		21,971
Net increase (decrease) in net assets resulting from operations		$ 55,403

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,432	$ 64,563
Net realized gain (loss)	1,148	1,735
Change in net unrealized appreciation (depreciation)	20,823	154,364
Net increase (decrease) in net assets resulting from operations	55,403	220,662
Distributions to shareholders from net investment income	(30,775)	(67,040)
Distributions to shareholders from net realized gain	(1,598)	(4,341)
Total distributions	(32,373)	(71,381)
Share transactions - net increase (decrease)	74,459	105,832
Redemption fees	6	24
Total increase (decrease) in net assets	97,495	255,137

Net Assets
Beginning of period	1,950,578	1,695,441
End of period (including undistributed net investment income of $119 and distributions in excess of net investment income of $2,538, respectively)	$ 2,048,073	$ 1,950,578

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) E	.210	.433	.459	.454	.449	.446
Net realized and unrealized gain (loss)	.143	1.130	(.347)	.560	(.521)	.134
Total from investment operations	.353	1.563	.112	1.014	(.072)	.580
Distributions from net investment income	(.192)	(.451)	(.460)	(.454)	(.451)	(.446)
Distributions from net realized gain	(.011)	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.203)	(.483)	(.462)	(.454)	(.458)	(.480)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 13.71	$ 13.56	$ 12.48	$ 12.83	$ 12.27	$ 12.80
Total Return B,C,D	2.63%	12.79%	.79%	8.39%	(.49)%	4.67%
Ratios to Average Net Assets F
Expenses before reductions	.78% A	.76%	.75%	.77%	.75%	.73%
Expenses net of fee waivers, if any	.78% A	.76%	.75%	.77%	.75%	.73%
Expenses net of all reductions	.77% A	.76%	.75%	.77%	.74%	.70%
Net investment income (loss)	3.13% A	3.34%	3.54%	3.60%	3.67%	3.52%
Supplemental Data
Net assets, end of period (in millions)	$ 49	$ 43	$ 33	$ 35	$ 21	$ 13
Portfolio turnover rate	13% A	11%	10%	4%	17%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 12.49	$ 12.84	$ 12.28	$ 12.81	$ 12.71
Income from Investment Operations
Net investment income (loss) E	.214	.437	.463	.459	.452	.446
Net realized and unrealized gain (loss)	.152	1.130	(.348)	.561	(.520)	.134
Total from investment operations	.366	1.567	.115	1.020	(.068)	.580
Distributions from net investment income	(.195)	(.455)	(.463)	(.460)	(.455)	(.446)
Distributions from net realized gain	(.011)	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.206)	(.487)	(.465)	(.460)	(.462)	(.480)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 13.73	$ 13.57	$ 12.49	$ 12.84	$ 12.28	$ 12.81
Total Return B,C,D	2.73%	12.81%	.81%	8.43%	(.46)%	4.67%
Ratios to Average Net Assets F
Expenses before reductions	.73% A	.73%	.73%	.73%	.72%	.72%
Expenses net of fee waivers, if any	.73% A	.73%	.73%	.73%	.72%	.72%
Expenses net of all reductions	.72% A	.73%	.73%	.73%	.71%	.70%
Net investment income (loss)	3.18% A	3.37%	3.56%	3.64%	3.70%	3.53%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 9	$ 8	$ 9	$ 8	$ 5
Portfolio turnover rate	13% A	11%	10%	4%	17%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 12.48	$ 12.83	$ 12.26	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) E	.168	.350	.376	.372	.370	.358
Net realized and unrealized gain (loss)	.153	1.121	(.347)	.571	(.533)	.134
Total from investment operations	.321	1.471	.029	.943	(.163)	.492
Distributions from net investment income	(.150)	(.369)	(.377)	(.373)	(.370)	(.358)
Distributions from net realized gain	(.011)	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.161)	(.401)	(.379)	(.373)	(.377)	(.392)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 13.71	$ 13.55	$ 12.48	$ 12.83	$ 12.26	$ 12.80
Total Return B,C,D	2.39%	11.99%	.15%	7.79%	(1.23)%	3.95%
Ratios to Average Net Assets F
Expenses before reductions	1.40% A	1.39%	1.40%	1.42%	1.41%	1.42%
Expenses net of fee waivers, if any	1.40% A	1.39%	1.40%	1.42%	1.41%	1.42%
Expenses net of all reductions	1.40% A	1.39%	1.40%	1.41%	1.40%	1.40%
Net investment income (loss)	2.50% A	2.71%	2.89%	2.95%	3.01%	2.83%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 4	$ 6	$ 7	$ 8
Portfolio turnover rate	13% A	11%	10%	4%	17%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) E	.158	.334	.358	.357	.357	.347
Net realized and unrealized gain (loss)	.143	1.130	(.347)	.560	(.522)	.134
Total from investment operations	.301	1.464	.011	.917	(.165)	.481
Distributions from net investment income	(.140)	(.352)	(.359)	(.357)	(.358)	(.347)
Distributions from net realized gain	(.011)	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.151)	(.384)	(.361)	(.357)	(.365)	(.381)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 13.71	$ 13.56	$ 12.48	$ 12.83	$ 12.27	$ 12.80
Total Return B,C,D	2.24%	11.93%	.01%	7.57%	(1.24)%	3.86%
Ratios to Average Net Assets F
Expenses before reductions	1.55% A	1.53%	1.53%	1.54%	1.51%	1.51%
Expenses net of fee waivers, if any	1.55% A	1.52%	1.53%	1.54%	1.51%	1.51%
Expenses net of all reductions	1.54% A	1.52%	1.53%	1.53%	1.50%	1.48%
Net investment income (loss)	2.36% A	2.58%	2.76%	2.83%	2.91%	2.74%
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 34	$ 32	$ 29	$ 19	$ 16
Portfolio turnover rate	13% A	11%	10%	4%	17%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 12.49	$ 12.83	$ 12.27	$ 12.81	$ 12.71
Income from Investment Operations
Net investment income (loss) D	.231	.471	.497	.491	.486	.479
Net realized and unrealized gain (loss)	.152	1.120	(.338)	.560	(.533)	.134
Total from investment operations	.383	1.591	.159	1.051	(.047)	.613
Distributions from net investment income	(.212)	(.489)	(.497)	(.491)	(.486)	(.479)
Distributions from net realized gain	(.011)	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.223)	(.521)	(.499)	(.491)	(.493)	(.513)
Redemption fees added to paid in capital D,F	-	-	-	-	-	-
Net asset value, end of period	$ 13.72	$ 13.56	$ 12.49	$ 12.83	$ 12.27	$ 12.81
Total Return B,C	2.86%	13.02%	1.16%	8.71%	(.29)%	4.94%
Ratios to Average Net Assets E
Expenses before reductions	.47% A	.47%	.47%	.48%	.47%	.47%
Expenses net of fee waivers, if any	.47% A	.47%	.47%	.48%	.47%	.47%
Expenses net of all reductions	.47% A	.47%	.47%	.47%	.46%	.44%
Net investment income (loss)	3.43% A	3.64%	3.82%	3.89%	3.95%	3.78%
Supplemental Data
Net assets, end of period (in millions)	$ 1,932	$ 1,845	$ 1,604	$ 1,740	$ 1,428	$ 1,480
Portfolio turnover rate	13% A	11%	10%	4%	17%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 12.47	$ 12.82	$ 12.26	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) D	.226	.462	.487	.485	.479	.479
Net realized and unrealized gain (loss)	.143	1.130	(.347)	.561	(.527)	.133
Total from investment operations	.369	1.592	.140	1.046	(.048)	.612
Distributions from net investment income	(.208)	(.480)	(.488)	(.486)	(.485)	(.478)
Distributions from net realized gain	(.011)	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.219)	(.512)	(.490)	(.486)	(.492)	(.512)
Redemption fees added to paid in capital D,F	-	-	-	-	-	-
Net asset value, end of period	$ 13.70	$ 13.55	$ 12.47	$ 12.82	$ 12.26	$ 12.80
Total Return B,C	2.76%	13.05%	1.01%	8.67%	(.29)%	4.94%
Ratios to Average Net Assets E
Expenses before reductions	.54% A	.53%	.53%	.52%	.48%	.47%
Expenses net of fee waivers, if any	.54% A	.53%	.53%	.52%	.48%	.47%
Expenses net of all reductions	.53% A	.53%	.53%	.52%	.47%	.44%
Net investment income (loss)	3.37% A	3.57%	3.76%	3.85%	3.94%	3.78%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 16	$ 14	$ 10	$ 5	$ 2
Portfolio turnover rate	13% A	11%	10%	4%	17%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, New York Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, market discount and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 152,839
Gross unrealized depreciation	(295)
Net unrealized appreciation (depreciation) on securities and other investments	$ 152,544

Tax cost	$ 1,832,096

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $218,395 and $128,247, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 56	$ 6
Class T	-%	.25%	11	-*
Class B	.65%	.25%	16	11
Class C	.75%	.25%	175	29
			$ 258	$ 46

* Amount represents seventy-one dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15
Class B*	1
Class C*	2
$ 18

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 28.12
Class T	3.08
Class B	2.10
Class C	25.14
New York Municipal Income	665.07
Institutional Class	12.14
	$ 735

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $12 and $16, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2012	Year ended January 31, 2012
From net investment income
Class A	$ 641	$ 1,262
Class T	123	282
Class B	39	109
Class C	362	866
New York Municipal Income	29,338	64,000
Institutional Class	272	521
Total	$ 30,775	$ 67,040
From net realized gain
Class A	$ 36	$ 85
Class T	7	20
Class B	3	10
Class C	28	78
New York Municipal Income	1,510	4,114
Institutional Class	14	34
Total	$ 1,598	$ 4,341

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class A
Shares sold	780	946	$ 10,574	$ 12,308
Reinvestment of distributions	35	69	479	896
Shares redeemed	(384)	(526)	(5,189)	(6,767)
Net increase (decrease)	431	489	$ 5,864	$ 6,437
Class T
Shares sold	43	85	$ 580	$ 1,135
Reinvestment of distributions	7	18	94	228
Shares redeemed	(80)	(117)	(1,080)	(1,504)
Net increase (decrease)	(30)	(14)	$ (406)	$ (141)

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2012	Year ended January 31, 2012	Six months ended July 31, 2012	Year ended January 31, 2012
Class B
Shares sold	4	6	$ 64	$ 79
Reinvestment of distributions	2	5	23	67
Shares redeemed	(32)	(79)	(438)	(1,014)
Net increase (decrease)	(26)	(68)	$ (351)	$ (868)
Class C
Shares sold	243	479	$ 3,279	$ 6,219
Reinvestment of distributions	16	40	217	521
Shares redeemed	(139)	(533)	(1,878)	(6,833)
Net increase (decrease)	120	(14)	$ 1,618	$ (93)
New York Municipal Income
Shares sold	11,520	25,101	$ 155,820	$ 324,712
Reinvestment of distributions	1,635	3,806	22,133	49,276
Shares redeemed	(8,359)	(21,372)	(112,873)	(274,892)
Net increase (decrease)	4,796	7,535	$ 65,080	$ 99,096
Institutional Class
Shares sold	282	304	$ 3,813	$ 3,957
Reinvestment of distributions	10	21	132	269
Shares redeemed	(96)	(221)	(1,291)	(2,825)
Net increase (decrease)	196	104	$ 2,654	$ 1,401

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASNMI-USAN-0912
1.789729.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 27, 2012